Schedule II Condensed Financial Information of The Hartford Financial Services Group, Inc. (Statements of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive Income
Net investment income (loss)										$ 8,591		$ 2,918		$ 3,342
Net realized capital gains (losses)										744		226		591
Total revenues	(7,700)	(6,332)	[1]	(4,565)	(7,525)	(5,531)	(4,596)	(5,359)	(6,247)	(26,122)		(21,733)		(21,770)
Interest expense										457		508		508
Total benefits, losses and expenses	7,940	6,380	[1]	4,839	7,544	5,456	4,678	5,519	5,880	26,703		21,533		19,498
Income tax expense (benefit)										(481)		(373)		568
Net income (loss)	(46)	13	[1]	(101)	96	118	60	33	501	(38)		712		1,636
Change in net unrealized gain/loss on securities										1,907	[2],[3]	2,067	[2],[3]	1,889	[2],[3]
Change in pension and other postretirement plan adjustments										111		73	[2]	123	[2]
Total other comprehensive income										1,592		2,241		2,285
Total comprehensive income										1,554		2,953		3,921
Parent Company [Member]
Consolidated Statements of Operations and Comprehensive Income
Net investment income (loss)										3		2		5
Net realized capital gains (losses)										(6)		(5)		(5)
Total revenues										(3)		(3)		0
Interest expense										439		490		489
Other expenses										926		(41)		11
Total benefits, losses and expenses										1,365		449		500
Loss before income taxes and earnings (losses) of subsidiaries										(1,368)		(452)		(500)
Income tax expense (benefit)										(482)		(154)		(170)
Loss before earnings (losses) of subsidiaries										(886)		(298)		(330)
Earnings (losses) of subsidiaries										848		1,010		1,966
Net income (loss)										(38)		712		1,636
Change in net unrealized gain/loss on securities										1		0		1
Change in pension and other postretirement plan adjustments										(172)		(57)		(118)
Other comprehensive loss, net of taxes before other comprehensive income of subsidiaries										(171)		(57)		(117)
Other comprehensive income of subsidiaries										1,763		2,298		2,402
Total other comprehensive income										1,592		2,241		2,285
Total comprehensive income										$ 1,554		$ 2,953		$ 3,921

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[2]	Included in the unrealized gain (loss) balance as of December 31, 2012, 2011 and 2010 was net unrealized gains (losses) credited to policyholders of $(20), $(65), and $(87), respectively. Included in the AOCI components were the following:•Unrealized gain (loss) on securities is net of tax and deferred acquisition costs of $1,600, $1,126, and $3,407, for the years ended December 31, 2012, 2011 and 2010 , respectively.•Change in other-than-temporary impairment losses recognized in other comprehensive income is net of changes in the fair value of non-credit impaired securities of $147, $112 and $647 for the years ended December 31, 2012, 2011 and 2010, respectively, and net of tax and deferred acquisition costs of $(55), $(14) and $(113) for the years ended December 31, 2012, 2011 and 2010, respectively.•Net gain (loss) on cash-flow hedging instruments is net of tax of $(47), $71, and $69 for the years ended December 31, 2012, 2011 and 2010, respectively.•Changes in foreign currency translation adjustments are net of tax of $(90), $58 and $148 for the years ended December 31, 2012, 2011 and 2010, respectively.•Change in pension and other postretirement plan adjustment is net of tax of $(60), $(39), and $(66) for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Net of reclassification adjustment for gains (losses) realized in net income of $57, $88, and $(78) for the years ended for the years ended December 31, 2012, 2011 and 2010, respectively.